Compound equity instruments	6 Months Ended
Jun. 30, 2025
Changes in fair value measurement, entity's own equity instruments [abstract]
Compound equity instruments

21. Compound equity instruments

Compound equity instruments consist of the portion of the QIND convertible loan notes, that have been bifurcated into equity components. The equity component, representing the holders’ conversion rights, is recognised in the Convertible Note Reserve within equity. At year end, the balance in this reserve was €29,081.